UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:      September 30, 2004
                                                   ------------------

Check here if Amendment [x]; Amendment Number:        1
                                                   -----------------

     This Amendment (check only one):  [ x] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Burroughs Hutchinson Inc
                -------------------------------------------
Address:        877 W Main St Ste 602
                -------------------------------------------
                Boise ID 83702
                -------------------------------------------

Form 13F File Number:   028-07788
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:


Name:           Jill Wilson
                -----------------------
Title:          Chief Operating Officer
                -----------------------
Phone:          208-343-7556
                -----------------------

Signature, Place and Date of Signing:


            Jill Wilson               Boise, ID               10/23/08
      -------------------------     ---------------------     ----------------
             [Signature]                [City, State]              [Date]

Report Type (Check only one)
----------------------------


[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                        0
                                                 --------------------

Form 13F Information Table Entry Total:                  58
                                                 --------------------

Form 13F Information Table Value Total:                $145,824
                                                 --------------------
                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Advance Auto Parts             COM              00751Y106      344    10000 SH       SOLE                    10000
Affiliated Computer            COM              008190100     2969    53325 SH       SOLE                    53325
Albertsons                     COM              008190100      571    23860 SH       SOLE                    23860
American Express               COM              025816109      256     4975 SH       SOLE                     4975
American Intl. Group           COM              026874107     1307    19224 SH       SOLE                    19224
AmerisourceBergen              COM              03073e105     1642    30575 SH       SOLE                    30575
BP p.l.c                       COM              055622104     4387    76250 SH       SOLE                    76250
Bank of America Corp           COM              060505104     1144    26412 SH       SOLE                    26412
CSX Corp.                      COM              126408103      312     9400 SH       SOLE                     9400
Cardinal Health                COM              14149y108     3053    69750 SH       SOLE                    69750
Caremark RX                    COM              141705103      875    27275 SH       SOLE                    27275
ChevronTexaco Corp             COM              166764100     1856    34598 SH       SOLE                    34598
Cisco Systems Inc              COM              17275r102      358    19760 SH       SOLE                    19760
Citigroup                      COM              172967101     3604    81693 SH       SOLE                    81693
Consolidated Edison            COM              209115104      341     8100 SH       SOLE                     8100
Everest RE Group               COM              g3223r108      268     3600 SH       SOLE                     3600
Express Scripts                COM              302182100     3653    55900 SH       SOLE                    55900
First Data Corp                COM              319963104     3243    74550 SH       SOLE                    74550
Gannett                        COM              364730101     3664    43750 SH       SOLE                    43750
General Electric               COM              369604103     2333    69469 SH       SOLE                    69469
Health Management              COM              421933102     2688   131550 SH       SOLE                   131550
Hilb, Rogal & Hobbs            COM              431294107     4750   131150 SH       SOLE                   131150
Home Depot                     COM              437076102     1463    37315 SH       SOLE                    37315
Int'l Business Mach.           COM              459200101     2804    32705 SH       SOLE                    32705
J.P. Morgan Chase              COM              46625H100     4159   104689 SH       SOLE                   104689
Johnson & Johnson              COM              478160104     3496    62068 SH       SOLE                    62068
KeyCorp                        COM              493267108      607    19200 SH       SOLE                    19200
Lehman Brothers                COM              524908100     6433    80700 SH       SOLE                    80700
Lowe's Companies               COM              548661107     7356   135350 SH       SOLE                   135350
MBIA, Inc.                     COM              55262C100     5670    97400 SH       SOLE                    97400
Men's Wearhouse                COM              587118100      485    16700 SH       SOLE                    16700
Merrill Lynch Inc.             COM              590188108     1869    37600 SH       SOLE                    37600
Microsoft                      COM              594918104     4341   157000 SH       SOLE                   157000
Nokia Corp                     COM              654902204      365    26612 SH       SOLE                    26612
O'Reilly Automotive            COM              686091109     4229   110446 SH       SOLE                   110446
PMI Group                      COM              69344M101     5746   141594 SH       SOLE                   141594
Pepsico Inc.                   COM              713448108     4560    93738 SH       SOLE                    93738
Pfizer Inc                     COM              717081103     4122   134711 SH       SOLE                   134711
Radian Group                   COM              750236101      231     5000 SH       SOLE                     5000
Renaissance Re                 COM              g7496g103     3622    70225 SH       SOLE                    70225
Ruby Tuesday, Inc.             COM              781182100     4973   178425 SH       SOLE                   178425
S P D R Trust Unit SR1         COM              78462F103      380     3400 SH       SOLE                     3400
Sensient Tech.                 COM              81725t100     2507   115850 SH       SOLE                   115850
Southwest Airlines             COM              844741108     4324   317455 SH       SOLE                   317455
Sungard Data Systems           COM              867363103     3229   135840 SH       SOLE                   135840
TJX Companies Inc              COM              872540109      225    10200 SH       SOLE                    10200
Teleflex                       COM              879369106     1843    43375 SH       SOLE                    43375
Tidewater Inc                  COM              886423102     4258   130800 SH       SOLE                   130800
Transatlantic Holdings         COM              893521104     4628    85150 SH       SOLE                    85150
Tyco Intl Ltd                  COM              902124106     2911    94939 SH       SOLE                    94939
Wal-Mart Stores                COM              931142103     2695    50650 SH       SOLE                    50650
WellPoint Inc old              COM              94973v107      554     5275 SH       SOLE                     5275
Wells Fargo                    COM              949746101     1017    17060 SH       SOLE                    17060
Colonial Properties            COM              195872106     1622    40325 SH       SOLE                    40325
First Industrial Realty        COM              32054K103     1439    39000 SH       SOLE                    39000
Highwoods Property             COM              431284108     1624    65994 SH       SOLE                    65994
Lexington Realty Tr            COM              529043101     1504    69275 SH       SOLE                    69275
Mack-Cali Realty Corp          COM              554489104      916    20675 SH       SOLE                    20675